Financial liabilities - Not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 623	€ 905
Other financial liabilities	33,802	26,968
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	243,230	235,269
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,276,631	1,221,220
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,038,892	990,391
Carrying amount | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	237,739	230,829
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,283,384	1,231,981
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,037,223	990,807
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 246,161	€ 241,174